Leases - Narrative (Details) $ in Millions			3 Months Ended		6 Months Ended
	Apr. 01, 2024 rig	Jan. 01, 2024 rig	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) rig
Lessee, Lease, Description [Line Items]
Right of use lease asset, current			$ 0.5		$ 0.5		$ 0.5
Right-of-use lease asset, non-current			0.9		0.9		$ 1.1
Operating lease expense			3.8	$ 2.9	7.3	$ 5.8
Number of jack-up rigs under new agreement | rig	3	2
Revenues			271.9	187.5	505.9	359.5
Depreciation of jack-up rigs leased			746.1		746.1
Accumulated depreciation of jack-up rigs leased			160.1		160.1
Jack-up rigs leased to third parties | rig							0
Bareboat charter revenue | Nonrelated party
Lessee, Lease, Description [Line Items]
Revenues			$ 26.6	$ 0.0	$ 37.9	$ 0.0